Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Cost
Construction in progress	309,948,621	274,132,838	$38,181,125
Plant and buildings	178,756,490	216,039,542	30,089,911
Machinery and equipment	237,637,928	241,771,870	33,673,900
Electronic equipment	11,117,440	11,314,439	1,575,871
Motor vehicles	3,031,087	3,252,678	453,032
Office equipment and furniture	34,423,995	38,522,520	5,365,403
Leasehold improvements	5,597,019	1,933,197	269,255
Total Cost	780,512,580	786,967,084	109,608,497
Less: accumulated depreciation	(178,864,241)	(195,396,698)	(27,214,783)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,163,333)
Property and equipment, net	571,756,443	561,678,490	$78,230,381
Property, plant and equipment consist of the following:
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	318,000,074	309,948,621	$45,105,086
Plant and buildings	170,206,987	178,756,490	26,013,430
Machinery and equipment	194,875,303	237,637,928	34,582,116
Electronic equipment	10,107,578	11,117,440	1,617,859
Motor vehicles	2,978,155	3,031,087	441,097
Office equipment and furniture	29,888,526	34,423,995	5,009,531
Leasehold improvements	4,390,980	5,597,019	814,503
Total Cost	730,447,603	780,512,580	113,583,622
Less: accumulated depreciation	(150,402,597)	(178,864,241)	(26,029,112)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,349,998)
Property and equipment, net	550,153,110	571,756,443	$83,204,512